UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.
Perkins Coie LLP
700 13th Street, N.W., Suite 600
Washington, D. C. 20005-3960

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Equity Securities - 55.7%
Common Stock - 46.1%
Shares	Security Description			Value
Consumer Discretionary - 2.9%
426,608	Sears Holdings Corp. (a)(b)			$1,139,044
140,324	Sears Hometown and Outlet Stores, Inc. (a)(b)			420,972
				1,560,016
Consumer Staples - 19.2%
211,319	Ascent Capital Group, Inc., Class A (b)			777,654
214,577	Endo International PLC (b)			1,274,587
65,000	Teva Pharmaceutical Industries, Ltd., ADR (a)			1,110,850
441,000	Valeant Pharmaceuticals International, Inc. (a)(b)(c)			7,020,720
				10,183,811
Financials - 3.9%
225,000	MBIA, Inc. (a)(b)			2,083,500
Materials - 20.1%
1,281,521	Resolute Forest Products, Inc. (b)(c)			10,636,624

Total Common Stock (Cost $50,241,283)				24,463,951
Preferred Stock - 0.0%
Shares	Security Description	Rate		Value
Communications - 0.0%
500	Overstock.com, Inc. (callable at 16 beginning 05/01/18) (d)	1.00%		17,000

Total Preferred Stock (Cost $7,840)				17,000
Warrants - 9.6%
Shares	Security Description	Exer. Price	Exp. Date	Value
Financials - 9.6%
84,779	Bank of America Corp. (b)	$12.71	01/16/19	1,540,435
30,000	JPMorgan Chase & Co. (b)	41.76	10/28/18	2,086,500
77,400	Wells Fargo & Co. (b)	33.70	10/28/18	1,486,080

Total Warrants (Cost $1,009,033)				5,113,015
Total Equity Securities (Cost $51,258,156)				29,593,966
Fixed Income Securities - 19.3%
Syndicated Loan - 19.3%
Principal	Security Description	Rate	Maturity	Value
Energy - 19.3%
$23,296,667	EXCO Resources, Inc. (e)(f)	12.50%	10/26/20	10,250,533

Total Fixed Income Securities (Cost $18,648,425)				10,250,533

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Repurchase Agreements - 10.5% (g)
Principal	Security Description	Rate	Maturity	Value
$383,159	Citigroup Global Markets, Inc., dated 03/29/18, repurchase price $383,217 collateralized by US Treasury Securities ranging from 0.00-4.75% maturing 04/12/18-09/09/49; total market value $391,060	1.80%	04/02/18	$383,159
1,292,974	Daiwa Capital Markets America Inc., dated 03/29/18, repurchase price $1,293,170 collateralized by US Government Agencies ranging from 2.00-6.50% maturing 06/01/18-12/01/51 and US Treasury Securities ranging from 0.00-3.63% maturing 04/30/18-09/09/49; total market value $1,318,834	1.81	04/02/18	1,292,974
1,292,974	HSBC Securities (USA) Inc., dated 03/29/18, repurchase price $1,293,166 collateralized by US Government Agencies ranging from 0.00-7.25% maturing 05/05/18- 01/15/37; total market value $1,323,548	1.78	04/02/18	1,292,974
1,292,974	Nomura Securities International, Inc., dated 03/29/18, repurchase price $1,293,171 collateralized by US Government Agencies ranging from 0.00-7.50% maturing 04/02/18-02/20/68 and US Treasury Securities ranging from 0.00-3.00% maturing 04/05/18 -09/09/49; total market value $1,318,834	1.82	04/02/18	1,292,974
1,292,974	RBC Dominion Securities Inc., dated 03/29/2018, repurchase price $1,293,167 collateralized by US Government Agencies ranging from 3.50-5.00% maturing 04/01/32-12/20/47 and US Treasury Securities ranging from 0.00-4.75% maturity 06/28/18-02/15/41, total market value $1,318,834	1.80	04/02/18	1,292,974
Total Repurchase Agreements (Cost $5,555,055)				5,555,055

Investments, at value - 85.5% (Cost $75,461,636)				$45,399,554
Written Options - (0.7)%
Call Options Written - (0.7)%
Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Consumer Staples - (0.4)%
(4,000)	Valeant Pharmaceuticals International, Inc.	27.50	01/18/19	$6,368,000	(204,000)
Materials - (0.3)%
(491)	Resolute Forest Products, Inc.	10.00	04/20/18	407,530	(491)
(334)	Resolute Forest Products, Inc.	7.50	04/20/18	277,220	(31,730)
(2,000)	Resolute Forest Products, Inc.	10.00	07/20/18	1,660,000	(120,000)
					(152,221)

Total Written Options (Premiums Received $(934,034))					(356,221)

Other Assets & Liabilities, Net - 15.2%					8,027,083
Net Assets - 100.0%					$53,070,416

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)
This security or a portion of the security is out on loan as of March 31, 2018, and may be collateralized by cash not reflected on this Schedule of Investments. Total loaned securities had a value of $5,233,809 as of March 31, 2018.

(b)	Non-income producing security.
(c)	Subject to call option written by the Fund.
(d)	Perpetual maturity security.
(e)	Payment in Kind Security. Security that gives the issuer the option as each interest payment date of making interest payments in either cash or additional debt securities.
(f)	Security is currently in default and is on a scheduled interest or principal payment.
(g)	These securities represent the investment of the collateral received in connection with securities out on loan at March 31, 2018.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock	$24,463,951	$–	$–	$24,463,951
Preferred Stock	17,000	–	–	17,000
Warrants	5,113,015	–	–	5,113,015
Syndicated Loan	–	10,250,533	–	10,250,533
Repurchase Agreements	–	5,555,055	–	5,555,055
Investments at Value	$29,593,966	$15,805,588	$–	$45,399,554
Total Assets	$29,593,966	$15,805,588	$–	$45,399,554
Liabilities
Other Financial Instruments*
Written Options	(355,730)	(491)	–	(356,221)
Total Liabilities	$(355,730)	$(491)	$–	$(356,221)

*	Other Financial Instruments are derivative instruments not reflected in the Investments, at value, such as written options, which are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Equity Securities - 9.7%
Common Stock - 9.7%
Shares	Security Description			Value
Consumer Discretionary - 6.3%
788,273	Wow Unlimited Media, Inc., Class A (a)			$856,586
Energy - 3.4%
182	Contura Energy, Inc. (a)			12,194
31,249	SandRidge Energy, Inc. (a)			453,423
				465,617

Total Common Stock (Cost $1,855,432)				1,322,203
Total Equity Securities (Cost $1,855,432)				1,322,203
Fixed Income Securities - 51.0%
Corporate Convertible Bonds - 19.7%
Principal	Security Description	Rate	Maturity	Value
Consumer Staples - 16.6%
$3,000,000	Ascent Capital Group, Inc.	4.00%	07/15/20	2,263,125
Financials - 3.1%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	420,750

Total Corporate Convertible Bonds (Cost $3,200,202)				2,683,875
Corporate Non-Convertible Bonds - 20.3%
Principal	Security Description	Rate	Maturity	Value
Consumer Staples - 15.0%
840,500	Avangardco Investments Public, Ltd. (b)	10.00	10/29/18	189,112
1,000,000	Mriya Agro Holding PLC (b)	9.45	04/19/18	78,642
5,101,866	Ukrlandfarming PLC (b)	10.88	03/26/18	1,071,392
800,000	Valeant Pharmaceuticals International, Inc. (c)	6.13	04/15/25	693,400
				2,032,546
Energy - 2.6%
1,000,000	Westmoreland Coal Co. (c)	8.75	01/01/22	355,000
Materials - 2.7%
453,617	Centrus Energy Corp. (c)	8.25	02/28/27	367,430
400,000	Sino-Forest Corp. (b)(d)	6.25	10/21/17	1,000
225,000	Sino-Forest Corp. (b)(d)	6.25	10/21/17	562
				368,992

Total Corporate Non-Convertible Bonds (Cost $8,148,336)				2,756,538
Syndicated Loans - 11.0%
Principal	Security Description	Rate	Maturity	Value
Consumer Staples - 0.9%
127,376	Dex Media, Inc. (ICE LIBOR + 10.00%) (e)	11.88	07/29/21	131,198
Energy - 10.1%
3,115,000	EXCO Resources, Inc. (b)(f)	12.50	10/26/20	1,370,600

Total Syndicated Loans (Cost $2,761,068)				1,501,798

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Total Fixed Income Securities (Cost $14,109,606)	6,942,211

Investments, at value - 60.7% (Cost $15,965,038)	$8,264,414
Other Assets & Liabilities, Net - 39.3%	5,349,498
Net Assets - 100.0%	$13,613,912

ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security is currently in default and is on a scheduled interest or principal payment.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,415,830 or 10.4% of net assets.
(d)	Security represents entitlement to potential distributions from a litigation trust.
(e)	Floating Rate security. Rate presented is as of March 31, 2018.
(f)	Payment in Kind Security. Security that gives the issuer the option as each interest payment date of making interest payments in either cash or additional debt securities.

The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock	$1,322,203	$–	$–	$1,322,203
Corporate Convertible Bonds	–	2,683,875	–	2,683,875
Corporate Non-Convertible Bonds	–	2,756,538	–	2,756,538
Syndicated Loans	–	1,501,798	–	1,501,798
Total Assets	$1,322,203	$6,942,211	$–	$8,264,414
2

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	May 17, 2018

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer
Date:	May 17, 2018